    As filed with the Securities and Exchange Commission on September 4, 1997

                                                               File Nos. 33-1922
                                                                        811-4506

                          Securities and Exchange Commission
                               Washington, D.C.  20549

                                    F O R M  N-1A

               Registration Statement Under the Securities Act of 1933
              Post-Effective Amendment No. 25                                /x/

                                         and

           Registration Statement Under the Investment Company Act of 1940
                  Amendment No. 28                                           /x/

                                 --------------------
                                PHOENIX-ENGEMANN FUNDS
                     (formerly called Pasadena Investment Trust)
                  (Exact Name of Registrant as Specified in Charter)

            600 North Rosemead Boulevard, Pasadena, California 91107-2133
                       (Address of Principal Executive Office)

                                    (626) 351-9686
                 (Registrant's Telephone Number, Including Area Code)

                                    ROGER ENGEMANN
            600 North Rosemead Boulevard, Pasadena, California 91107-2138
                       (Name and Address of Agent for Service)

                                   ----------------

                It is proposed that this filing will become effective:

           x   Immediately upon filing pursuant to paragraph (b) of Rule 485, or
          ---
               on __________, 1996 pursuant to paragraph (b) of Rule 485, or
          ---
               60 days after filing pursuant to paragraph (a)(1) of Rule 485, or
          ---
               on __________ pursuant to paragraph (a)(1) of Rule 485, or
          ---
               75 days after filing pursuant to paragraph (a)(2) of Rule 485, or
          ---
               on ________ pursuant to paragraph (a)(2) of Rule 485.
          ---
               The Registrant has registered 6,983,368 shares pursuant to Rule 24e-2 and an indefinite number of shares pursuant to Rule
               24f-2 of the Investment Company Act of 1940, both registered under the Securities Act of 1933. The Registrant's Notice required by Rule 24f-2 for its fiscal year ended December 31, 1996 was filed on or before February 28, 1997.

                                     ------------

                        Please Send Copy of Communications to:


                                 JULIE ALLECTA, ESQ.
                                KELVIN K. LEUNG, ESQ.
                        Paul, Hastings, Janofsky & Walker, LLP
                          345 California Street, 29th Floor
                           San Francisco, California 94104
                                    (415) 835-1600

                                PHOENIX-ENGEMANN FUNDS

                THE PHOENIX-ENGEMANN GROWTH FUND-REGISTERED TRADEMARK-
             THE PHOENIX-ENGEMANN NIFTY FIFTY FUND-REGISTERED TRADEMARK-
           THE PHOENIX-ENGEMANN BALANCED RETURN FUND-REGISTERED TRADEMARK-
                     THE PHOENIX-ENGEMANN GLOBAL GROWTH FUND-SM-
                 THE PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND-SM-
                        THE PHOENIX-ENGEMANN VALUE 25 FUND-SM-

                         CONTENTS OF POST-EFFECTIVE AMENDMENT



This Post-Effective Amendment to the Registration Statement of the Pasadena Investment Trust contains the following documents:


    -    Facing Sheet

    -    Contents of Post-Effective Amendment

    -    Cross-Reference Sheets for the above-referenced Funds

    -    Part A:   Supplement to Prospectus for the above-referenced Funds

    -    Part B:   Supplement to Statement of Additional Information for the
                   above-referenced Funds

    -    Part C:   Other Information

    -    Signature Page

                                PHOENIX-ENGEMANN FUNDS

                THE PHOENIX-ENGEMANN GROWTH FUND-Registered Trademark-
             THE PHOENIX-ENGEMANN NIFTY FIFTY FUND-Registered Trademark-
           THE PHOENIX-ENGEMANN BALANCED RETURN FUND-Registered Trademark-
                     THE PHOENIX-ENGEMANN GLOBAL GROWTH FUND-SM-
                 THE PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND-SM-
                        THE PHOENIX-ENGEMANN VALUE 25 FUND-SM-

                                CROSS REFERENCE SHEET

                                      FORM N-1A

N-1A                                                  Location in
Item No.           Item                               Registration Statement
--------           ----                               ----------------------

                     Part A:  Information Required in Prospectus
                              ----------------------------------

1.                 Cover Page                         Cover Page

2.                 Synopsis                           "Synopsis" and "Expense
                                                      and Fee Tables"

3.                 Condensed Financial Information    "Financial Highlights"

4.                 General Description of Registrant  "Synopsis," "Investment
                                                      Objectives and Policies,"
                                                      and "Description of the
                                                      Trust"

5.                 Management of the Fund             "Management"

5A.                Management's Discussion of         "Performance Information"
                   Fund Performance

6.                 Capital Stock and Other            "Synopsis," "Alternative
                   Securities                         Purchase Arrangements,"
                                                      "Description of the
                                                      Trust," "Dividends,
                                                      Distributions, and Taxes"
                                                      and "General Information"

7.                 Purchase of Securities             "Synopsis," "Alternative
                   Being Offered                      Purchase Arrangements,"
                                                      "Purchase of Shares" and
                                                      "Determination of Net
                                                      Asset Value"

8.                 Redemption or Repurchase           "Synopsis," "Redemption
                                                      of Shares" and
                                                      "Alternative Purchase
                                                      Arrangements"

9.                 Pending Legal Proceedings          Not Applicable

                   Part B:  Information Required in Statement
                            of Additional Information
                            ---------------------------------

10.                Cover Page                         Cover Page

11.                Table of Contents                  Cover Page

12.                General Information and History    "General"

13.                Investment Objectives              "Investment Objectives
                   and Policies                       and Policies"

14.                Management of the Fund             "Management of the Trust"

15.                Control Persons and Principal      "Management of the Trust"
                   Holders of Securities              and "General"

16.                Investment Advisory and            "Management of the
                   Other Services                     Trust," "Investment
                                                      Management Services" and
                                                      "Class B and Class C
                                                      Distribution Plans"

17.                Brokerage Allocation and           "Brokerage Allocation and
                   Other Practices                    Other Practices"

18.                Capital Stock and Other            See "Description of the
                   Securities                         Trust" in Prospectus

19.                Purchase, Redemption and Pricing   "Purchase, Redemption and
                   of Securities Being Offered        Pricing of Fund Shares"

20.                Tax Status                         "Distributions and Tax
                                                      Status"

21.                Underwriters                       "Principal Underwriter"
                                                      and "Class B and Class C
                                                      Distribution Plans"

22.                Calculation of Performance Data    "Performance Information"

23.                Financial Statements               "Financial Statements"

                                        PART A

                               _______________________

                                    SUPPLEMENT TO
                                      PROSPECTUS
                THE PHOENIX-ENGEMANN GROWTH FUND-Registered Trademark-
             THE PHOENIX-ENGEMANN NIFTY FIFTY FUND-Registered Trademark-
           THE PHOENIX-ENGEMANN BALANCED RETURN FUND-Registered Trademark-
                     THE PHOENIX-ENGEMANN GLOBAL GROWTH FUND-SM-
                 THE PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND-SM-
                        THE PHOENIX-ENGEMANN VALUE 25 FUND-SM-

                               _______________________

                           PASADENA INVESTMENT TRUST
                     SUPPLEMENT DATED SEPTEMBER 3, 1997 TO
                        PROSPECTUS DATED MARCH 31, 1997
                                 FOR EACH FUND

    On September 3, 1997, Pasadena Capital Corporation, the parent company of Roger Engemann Management Co., Inc., completed its merger with Phoenix Duff & Phelps Corporation. At a special meeting of shareholders on August 28, 1997, the shareholders of each Fund approved a new Investment Management Agreement with Roger Engemann & Associates, Inc. as the new investment manager (the "New Manager") for each Fund, effective September 3, 1997, for an initial two-year period. The New Manager has not changed how the Funds are managed.

    The New Manager will be a wholly-owned subsidiary of Phoenix Duff & Phelps Corporation, located at 56 Prospect Street, Hartford, Connecticut. Phoenix Duff & Phelps Corporation is a 60-percent owned subsidiary of Phoenix Home Life Mutual Insurance Company of Hartford, Connecticut. Phoenix Home Life Mutual Insurance Company is a mutual insurance company engaged in the investment and life insurance businesses with assets of approximately $14 billion as of December 31, 1996.

    Subsequent to the closing of the merger transaction, each Fund was renamed from a "Pasadena" Fund to a "Phoenix-Engemann" Fund. As a result, The Pasadena Growth Fund is now called the Phoenix-Engemann Growth Fund, The Pasadena Nifty Fifty Fund is now called the Phoenix-Engemann Nifty Fifty Fund, The Pasadena Balanced Return Fund is now called the Phoenix-Engemann Balanced Return Fund, The Pasadena Global Growth Fund is now called the Phoenix-Engemann Global Growth Fund, The Pasadena Small & Mid-Cap Growth Fund is now called the Phoenix-Engemann Small & Mid-Cap Growth Fund and The Pasadena Value 25 Fund is now called the Phoenix-Engemann Value 25 Fund. Also, the name of the Trust was renamed from Pasadena Investment Trust to Phoenix-Engemann Funds.

    At the special meeting of shareholders on August 28, 1997, the shareholders approved the selection of Price Waterhouse LLP, independent accountants, as auditors of the Funds.

    Phoenix Equity Planning Corporation, an affiliate of the New Manager, has replaced Pasadena Fund Services, Inc. as the distributor for the Funds. Phoenix Equity Planning Corporation has also become the administrator for the Funds with the New Manager being the sub-administrator for the Funds.

    Set forth on the following pages are the new fee tables for each Fund.

                                  GROWTH FUND

                                                                                      CLASS A      CLASS B      CLASS C
                                                                                    -----------  -----------  -----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales "Load" Imposed on Purchases (as percentage of offering
    price).............................................................                   5.50%        None         None
  Maximum Sales "Load" Imposed on Reinvestment of Distributions........                   None         None         None
  Maximum Deferred Sales Charge........................................                   None         5.00%        None
  Redemption Fees+.....................................................                   None         None         None
  Exchange Fees........................................................                   None         None         None
ANNUAL FUND OPERATING EXPENSES*:
  Management Fees......................................................                   0.81%**       0.81%**       0.81%**
  12b-1 Fees...........................................................                   None         0.75%        0.75%
  Other Expenses
    Administration Fees................................................       0.51%
    Services Fees......................................................       0.25%
    Fiduciary/Audit Expenses...........................................       0.02%
                                                                               ---
    Total Other Expenses...............................................                   0.78%        0.78%        0.78%
                                                                                           ---          ---          ---
  Total Fund Operating Expenses........................................                   1.59%        2.34%        2.34%
                                                                                           ---          ---          ---
                                                                                           ---          ---          ---

------------------------

Footnotes on page 7

EXAMPLES

       An investor would bear the following transaction and operating expenses in each Class of the Growth Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
           1 year.......................  $    70     $    74     $    24
           3 years......................      102         103          73
           5 years......................      137         125         125
          10 years......................      233         232 ***     268

       An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
           1 year.......................  $    70     $    24     $    24
           3 years......................      102          73          73
           5 years......................      137         125         125
          10 years......................      233         232 ***     268

------------------------

*** Ten-year figure assumes conversion of Class B shares to Class A shares at beginning of seventh year following the date of purchase.

                              BALANCED RETURN FUND

                                                                                      CLASS A      CLASS B      CLASS C
                                                                                    -----------  -----------  -----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales "Load" Imposed on Purchases (as percentage of offering
    price).............................................................                   5.50%        None         None
  Maximum Sales "Load" Imposed on Reinvestment of Distributions........                   None         None         None
  Maximum Deferred Sales Charge........................................                   None         5.00%        None
  Redemption Fees+.....................................................                   None         None         None
  Exchange Fees........................................................                   None         None         None
ANNUAL FUND OPERATING EXPENSES*:
  Management Fees......................................................                   0.79%**       0.79%**       0.79%**
  12b-1 Fees...........................................................                   None         0.75%        0.75%
  Other Expenses
    Administration Fees................................................       0.59%
    Services Fees......................................................       0.25%
    Fiduciary/Audit Expenses...........................................       0.02%
                                                                               ---
    Total Other Expenses...............................................                   0.86%        0.86%        0.86%
                                                                                           ---          ---          ---
  Total Fund Operating Expenses........................................                   1.65%        2.40%        2.40%
                                                                                           ---          ---          ---
                                                                                           ---          ---          ---

------------------------

Footnotes on page 7

EXAMPLES

       An investor would bear the following transaction and operating expenses in each Class of the Balanced Return Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
           1 year.......................  $    71     $    74     $    24
           3 years......................      104         105          75
           5 years......................      140         128         128
          10 years......................      240         238 ***     274

       An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
           1 year.......................  $    71     $    24     $    24
           3 years......................      104          73          75
           5 years......................      140         128         128
          10 years......................      240         238 ***     274

------------------------

*** Ten-year figure assumes conversion of Class B shares to Class A shares at beginning of seventh year following the date of purchase.

                                NIFTY FIFTY FUND

                                                                                         CLASS A      CLASS B      CLASS C
                                                                                       -----------  -----------  -----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales "Load" Imposed on Purchases (as percentage of offering
    price)................................................................                   5.50%        None         None
  Maximum Sales "Load" Imposed on Reinvestment of Distributions...........                   None         None         None
  Maximum Deferred Sales Charge...........................................                   None         5.00%        None
  Redemption Fees+........................................................                   None         None         None
  Exchange Fees...........................................................                   None         None         None
ANNUAL FUND OPERATING EXPENSES*:
  Management Fees.........................................................                   0.83%**       0.83%**       0.83%**
  12b-1 Fees..............................................................                   None         0.75%        0.75%
Other Expenses
  Administration Fees.....................................................       0.53%
  Services Fees...........................................................       0.25%
  Fiduciary/Audit Expenses................................................       0.02%
                                                                                  ---
  Total Other Expenses....................................................                   0.80%        0.80%        0.80%
                                                                                              ---          ---          ---
Total Fund Operating Expenses.............................................                   1.63%        2.38%        2.38%
                                                                                              ---          ---          ---
                                                                                              ---          ---          ---

------------------------

Footnotes on page 7

EXAMPLES

       An investor would bear the following transaction and operating expenses in each Class of the Nifty Fifty Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
           1 year.......................  $    70     $    74     $    24
           3 years......................      103         104          74
           5 years......................      139         127         127
          10 years......................      238         236 ***     272

       An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
           1 year.......................  $    70     $    24     $    24
           3 years......................      103          74          74
           5 years......................      139         127         127
          10 years......................      238         236 ***     272

------------------------

*** Ten-year figure assumes conversion of Class B shares to Class A shares at beginning of seventh year following the date of purchase.

                               GLOBAL GROWTH FUND

                                                                                         CLASS A      CLASS B      CLASS C
                                                                                       -----------  -----------  -----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales "Load" Imposed on Purchases (as percentage of offering
    price)................................................................                   5.50%        None         None
  Maximum Sales "Load" Imposed on Reinvestment of Distributions...........                   None         None         None
  Maximum Deferred Sales Charge...........................................                   None         5.00%        1.00%
  Redemption Fees+........................................................                   None         None         None
  Exchange Fees...........................................................                   None         None         None
ANNUAL FUND OPERATING EXPENSES*:
 (After Fee and Expense Waivers)
  Management Fees.........................................................                   1.10%        1.10%        1.10%
  12b-1 Fees..............................................................                   None         0.75%        0.75%
Other Expenses
  Administration Fees.....................................................       0.58%
  Services Fees...........................................................       0.25%
  Fiduciary/Audit Expenses................................................       0.02%
                                                                                  ---
  Total Other Expenses....................................................                   0.85%        0.85%        0.85%
                                                                                              ---          ---          ---
Total Fund Operating Expenses.............................................                   1.95%        2.70%        2.70%
                                                                                              ---          ---          ---
                                                                                              ---          ---          ---

------------------------

Footnotes on page 7

EXAMPLES

       An investor would bear the following transaction and operating expenses in each Class of a Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
           1 year.......................  $    74     $    77     $    37
           3 years......................      113         114          84
           5 years......................      154         143         143
           10 years.....................      270         269 ***     303

       An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
           1 year.......................  $    74     $    27     $    27
           3 years......................      113          84          84
           5 years......................      154         143         143
           10 years.....................      270         269 ***     303

------------------------

*** Ten-year figure assumes conversion of Class B shares to Class A shares at beginning of seventh year following the date of purchase.

                          SMALL & MID-CAP GROWTH FUND

                                                                                      CLASS A      CLASS B      CLASS C
                                                                                    -----------  -----------  -----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales "Load" Imposed on Purchases (as percentage of offering
    price).............................................................                   5.50%        None         None
  Maximum Sales "Load" Imposed on Reinvestment of Distributions........                   None         None         None
  Maximum Deferred Sales Charge........................................                   None         5.00%        1.00%
  Redemption Fees+.....................................................                   None         None         None
  Exchange Fees........................................................                   None         None         None
ANNUAL FUND OPERATING EXPENSES*:
 (After Fee and Expense Waivers)
  Management Fees......................................................                   1.00%        1.00%        1.00%
  12b-1 Fees...........................................................                   None         0.75%        0.75%
Other Expenses
    Administration Fees................................................       0.58%
    Services Fees......................................................       0.25%
    Fiduciary/Audit Expenses...........................................       0.02%
                                                                               ---
    Total Other Expenses...............................................                   0.85%        0.85%        0.85%
                                                                                           ---          ---          ---
Total Fund Operating Expenses..........................................                   1.85%        2.60%        2.60%
                                                                                           ---          ---          ---
                                                                                           ---          ---          ---

------------------------

Footnotes on page 7

EXAMPLES

       An investor would bear the following transaction and operating expenses in each Class of the Small & Mid-Cap Growth Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
           1 year.......................  $    73     $    76     $    36
           3 years......................      110         111          81
           5 years......................      149         138         138
          10 years......................      260         258 ***     293

       An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
           1 year.......................  $    73     $     26    $    26
           3 years......................      110           81         81
           5 years......................      149          138        138
          10 years......................      260          258***     293

                                 VALUE 25 FUND

                                                                                      CLASS A      CLASS B      CLASS C
                                                                                    -----------  -----------  -----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales "Load" Imposed on Purchases (as percentage of offering
    price).............................................................                   5.50%        None         None
  Maximum Sales "Load" Imposed on Reinvestment of Distributions........                   None         None         None
  Maximum Deferred Sales Charge........................................                   None         5.00%        1.00%
  Redemption Fees+.....................................................                   None         None         None
  Exchange Fees........................................................                   None         None         None
ANNUAL FUND OPERATING EXPENSES*:
 (After Fee and Expense Waivers)
  Management Fees......................................................                   0.90%        0.90%        0.90%
  12b-1 Fees...........................................................                   None         0.75%        0.75%
Other Expenses
    Administration Fees................................................       0.58%
    Services Fees......................................................       0.25%
    Fiduciary/Audit Expenses...........................................       0.02%
                                                                               ---
    Total Other Expenses...............................................                   0.85%        0.85%        0.85%
                                                                                           ---          ---          ---
Total Fund Operating Expenses..........................................                   1.75%        2.50%        2.50%
                                                                                           ---          ---          ---
                                                                                           ---          ---          ---

------------------------

 + A $10.00 fee may be charged for redemptions made by bank wire.

 * Operating expense information for the Funds have been restated to reflect current fees.

 ** The new management fee for the Growth Fund is 0.90% of the first $50 million of average daily net assets, plus 0.80% of the next $450 million of average daily net assets, and 0.70% of average daily net assets above $500 million; the new management fee for the Balanced Return Fund is 0.80% of the first $50 million of average daily net assets, plus 0.70% of the next $450 million of average daily net assets, and 0.60% of average daily net assets above $500 million; and the new management fee for the Nifty Fifty Fund is 0.90% of the first $50 million of average daily net assets, plus 0.80% of the next $450 million of average daily net assets, and 0.70% of average daily net assets above $500 million.

*** Ten-year figure assumes conversion of Class B shares to Class A shares at beginning of seventh year following the date of purchase.

EXAMPLES

       An investor would bear the following transaction and operating expenses in each Class of a Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
          1 year........................  $    72     $    75     $    35
          3 years.......................      107         108          78

       An investor would bear the following transaction and operating expenses on the same $1,000 investment, assuming no redemption at the end of each time period:

                                          CLASS A     CLASS B     CLASS C
                                          --------    --------    --------
          1 year........................  $    72     $    25     $    25
          3 years.......................      107          78          78

    THE EXAMPLES SHOWN ABOVE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. IN ADDITION, FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT THE ACTUAL RETURN MAY BE HIGHER OR LOWER. SEE "PURCHASE OF SHARES" AND "MANAGEMENT."

                                        PART B

                               _______________________

                                    SUPPLEMENT TO
                                     STATEMENT OF
                                ADDITIONAL INFORMATION

                THE PHOENIX-ENGEMANN GROWTH FUND-Registered Trademark-
             THE PHOENIX-ENGEMANN NIFTY FIFTY FUND-Registered Trademark-
           THE PHOENIX-ENGEMANN BALANCED RETURN FUND-Registered Trademark-
                     THE PHOENIX-ENGEMANN GLOBAL GROWTH FUND-SM-
                 THE PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND-SM-
                        THE PHOENIX-ENGEMANN VALUE 25 FUND-SM-

                               _______________________

                           PASADENA INVESTMENT TRUST
                     SUPPLEMENT DATED SEPTEMBER 3, 1997 TO
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 1997
                                 FOR EACH FUND

    On September 3, 1997, Pasadena Capital Corporation, the parent company of Roger Engemann Management Co., Inc., completed its merger with Phoenix Duff & Phelps Corporation. At a special meeting of shareholders on August 28, 1997, the shareholders of each Fund approved a new Investment Management Agreement with Roger Engemann & Associates, Inc. as the new manager (the "New Manager"), effective September 3, 1997, for an initial two-year period. The New Manager has not changed how the Funds are managed.

    Phoenix Equity Planning Corporation, an affiliate of the New Manager, has replaced Pasadena Fund Services, Inc. as the distributor for the Funds. Phoenix Equity Planning Corporation has also become the administrator for the Funds with the New Manager being the sub-administrator for the Funds.

Trustees

    Effective September 3, 1997, two current Trustees of the Funds -- Michael Stolper and John S. Tilson, resigned from their positions as Trustees, leaving the Board with five members, four of whom are independent of both Roger Engemann Management Co., Inc. and Roger Engemann & Associates, Inc. This restructuring of the Board is necessary in order to comply with the requirement of Section 15(f) of the 1940 Act that 75% of the Board be independent for at least a three-year period following the merger of Pasadena Capital Corporation, the parent of Roger Engemann Management Co., with Phoenix Duff & Phelps Corporation.

                                        PART C

                               -----------------------

                                  OTHER INFORMATION
                               -----------------------

                                PHOENIX-ENGEMANN FUNDS

                                    F O R M  N-1A

                              PART C.  OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS.

    (a)  Financial Statements:

         Audited financial statements for the year ended December 31, 1996 for each of The Phoenix-Engemann Growth Fund, The Phoenix-Engemann Nifty Fifty Fund, The Phoenix-Engemann Balanced Return Fund, The Phoenix-Engemann Global Growth Fund and The Phoenix-Engemann Small & Mid-Cap Growth Fund (formerly called The Pasadena Growth Fund, The Pasadena Balanced Return Fund, The Pasadena Nifty Fifty Fund, The Pasadena Global Growth Fund and the Pasadena Small & Mid-Cap Growth Fund, respectively), including the Report of the Independent Accountants, Statements of Assets and Liabilities, Schedules of Investment in Securities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, are incorporated in the Statement of Additional Information relating to such Funds by reference to the Annual Report to Shareholders of such Funds for the year ended December 31, 1996.


         Unaudited financial statements for the six-month period ended
         June 30, 1997 for each of The Phoenix-Engemann Growth Fund, The Phoenix-Engemann Nifty Fifty Fund, The Phoenix-Engemann Balanced Return Fund, The Phoenix-Engemann Global Growth Fund, The Phoenix-Engemann Small & Mid-Cap Growth Fund and The Phoenix-Engemann Value 25 Fund (formerly called The Pasadena Growth Fund, The Pasadena Balanced Return Fund, The Pasadena Nifty Fifty Fund, The Pasadena Global Growth Fund, The Pasadena Small & Mid-Cap Growth Fund and The Pasadena Value 25 Fund, respectively), including the Statements of Assets and Liabilities, Schedules of Investment in Securities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statments, are incorporated in the Statement of Additional Information relating to such Funds by reference to the Semi-Annual Report to Shareholders of such Funds for the period ended June 30, 1997.


    (b)  Exhibits:

         (1)    Amended and Restated Agreement and Declaration of Trust(5)
         (2)    By-Laws(1)
         (3)    Voting Trust Agreement -- Not Applicable
         (4)    Specimen Share Certificate -- Not Applicable
         (5)(A) Investment Management Agreement
         (5)(B) Administration Agreement(4)
         (6)(A) Underwriting Agreement with Pasadena Fund Services, Inc.(7)
         (6)(B) Form of Master Selling Agreement(4)
         (6)(C) Amendment to Underwriting Agreement(6)
         (7)    Bonus, Profit Sharing, Pension and Other Similar Arrangements -
                - Not Applicable
         (8)    Custodian Agreement(1)
         (9)    Other Material Contracts -- Agreement and Plan of
                Reorganization(1)
         (10)   Opinion and Consent of Counsel(1)
         (11)   Consents of Certified Public Accountants
         (12)   Financial Statements Omitted from Item 23 -- Not Applicable
         (13) Letter of Understanding relating to initial capital -- Not Applicable
         (14)   Model Retirement Plans(2)
         (15)   Form of Rule 12b-1 Plan For Class B/C Shares(6)

         (16)   Performance Calculations(3)
         (17)   Financial Data Schedules
         (18)   Multiple Class Plan (Amended)(8)
------------------

(1) Previously filed as part of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement as filed in June 1986.

(2) Previously filed as part of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed on January 22, 1986.

(3) Previously filed as part of Post-Effective Amendment No. 11 to the Registrant's Registration Statement as filed on April 16, 1992.

(4) Previously filed as part of Post-Effective Amendment No. 12 to the Registrant's Registration Statement as filed on December 23, 1992.

(5) Previously filed as part of Post-Effective Amendment No. 14 to the Registrant's Registration Statement as filed on August 27, 1993.

(6) Previously filed as part of Post-Effective Amendment No. 15 to the Registrant's Registration Statement as filed on October 29, 1993.

(7) Previously filed as part of Post-Effective Amendment No. 18 to the Registrant's Registration Statement as filed on August 10, 1994.

(8) Previously filed as part of Post-Effective Amendment No. 20 to the Registrant's Registration Statement as filed on April 24, 1996.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.


Item 26. NUMBER OF HOLDERS OF SECURITIES.

    As of June 30, 1997, the Registrant had the following approximate number of shareholder accounts:

                                                    Number of
     Title of Class                                  Accounts
     --------------                                 ---------
    Shares of beneficial interest:

      The Pasadena Growth Fund                       13,935

      The Pasadena Balanced Return Fund               2,140

      The Pasadena Nifty Fifty Fund                   6,291

      The Pasadena Global Growth Fund                   934

      The Pasadena Small & Mid-Cap Growth Fund          747

      The Pasadena Value 25 Fund                        533

Item 27.  INDEMNIFICATION.

    Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

    "Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

    Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Please see Parts A and B of this Registration Statement for discussion of the Investment Adviser.

Item 29.  PRINCIPAL UNDERWRITERS.

    (a)  Not Applicable.

    (b) The directors and executive officers of Phoenix Equity Planning Corporation, the distributor for Registrant, are as follows:


Name and Principal          Positions and Offices     Positions and Offices with
Business Address            with Underwriter          Registrant
------------------          ---------------------     --------------------------

Michael E. Haylon           Director                  Executive Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin        Director and              Trustee and President
One American Row            President
Hartford, CT 06115

David R. Pepin              Director and              None
56 Prospect Street          Executive Vice
P.O. Box 150480             President
Hartford, CT 06115-0480

Leonard J. Saltiel          Senior Vice President     Vice President
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200

William R. Moyer            Senior Vice               Vice President
100 Bright Meadow Blvd.     President, Finance,
P.O. Box 2200               and Treasurer
Enfield, CT 06083-2200

William J. Newman           Senior Vice President     Senior Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

G. Jeffrey Bohne            Vice President,           Secretary
101 Munson Street           Transfer Agent
Greenfield, MA 01301        Operations

Name and Principal          Positions and Offices     Positions and Offices with
Business Address            with Underwriter          Registrant
------------------          ---------------------     --------------------------

Nancy G. Curtiss            Vice President, Fund      Treasurer
56 Prospect Street          Accounting
P.O. Box 150480
Hartford, CT 06115-0480

Maris Lambergs              Vice President,           None
100 Bright Meadow Blvd.     National Sales
P.O. Box 2200               Manager
Enfield, CT 06083-2200

James M. Dolan              Vice President and        Vice President
100 Bright Meadow Blvd.     Compliance Officer;
P.O. Box 2200               Assistant Secretary
Enfield, CT 06083-2200

Elizabeth R. Sadowinski     Vice President, Field     Assistant Secretary
100 Bright Meadow Blvd.     and Investor Services
P.O. Box 2200
Enfield, CT 06083-2200

Eugene A. Charon            Controller                None
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200

Thomas N. Steenburg         Secretary                 Assistant Secretary
One American Row
Hartford, CT 06115



    (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by each principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


Item 30.  LOCATIONS OF ACCOUNTS AND RECORDS.

    The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are kept by the Registrant at its offices, 600 North Rosemead Boulevard, Pasadena, CA 91107-2133. Pasadena National Trust Company, 600 North Rosemead Boulevard, Pasadena, CA 91107-2138, is the Registrant's transfer agent, and maintains records relating to such activities. State Street Bank and Trust Company, c/o BFDS, Two Heritage Drive, Boston, MA 02171, as sub-transfer agent, maintains various shareholder account records and information regarding the Global Growth, Balanced Return, Growth, Nifty Fifty, Small & Mid-Cap Growth and Value 25 Funds.

Item 31.  MANAGEMENT SERVICES.

    There are no management-related service contracts not discussed in Part A or Part B of this Registration Statement.

Item 32.  UNDERTAKINGS.

    (a)  Not applicable.


    (b)  Not applicable.


    (c)  Not applicable.

                                      SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pasadena, the State of California, on the 29th day of August, 1997.


                              PASADENA INVESTMENT TRUST


                              By:    /s/ ROGER ENGEMANN*
                                 -------------------------------
                                     Roger Engemann, President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ ROGER ENGEMANN*             Principal Executive        August 29, 1997
-----------------------
Roger Engemann                  Officer and Trustee

/s/ BARRY E. McKINLEY*          Trustee                    August 29, 1997
-----------------------
Barry E. McKinley

/s/ ROBERT L. PETERSON*         Trustee                    August 29, 1997
-----------------------
Robert L. Peterson

/s/ RICHARD C. TAYLOR*          Trustee                    August 29, 1997
-----------------------
Richard C. Taylor

/s/ ANGELA WONG*                Trustee                    August 29, 1997
-----------------------
Angela Wong



*By: /s/ JULIE ALLECTA
     ----------------------------
     Julie Allecta, Attorney-in-Fact,
     pursuant to Powers of Attorney previously filed.

                                                               File Nos. 33-1922
                                                                        811-4506




                          SECURITIES AND EXCHANGE COMMISSION

                                Washington, D.C. 20549

                                 --------------------

                                   E X H I B I T S

                                          TO

                                    F O R M  N-1A

                                REGISTRATION STATEMENT

                                        UNDER

                              THE SECURITIES ACT OF 1933

                           POST-EFFECTIVE AMENDMENT NO. 25

                                         AND

                                REGISTRATION STATEMENT

                                        UNDER

                          THE INVESTMENT COMPANY ACT OF 1940

                                   AMENDMENT NO. 28

                                  __________________


                                PHOENIX-ENGEMANN FUNDS
                (Exact name of Registrant as specified in its charter)

                                    EXHIBIT INDEX


     EXHIBIT

    5(A) Investment Management Agreement